Subsequent Events (Details Narrative)																1 Months Ended	3 Months Ended			4 Months Ended	12 Months Ended
	Jul. 07, 2021 USD ($)	Jul. 02, 2021 USD ($)	Jun. 30, 2021 USD ($) shares	Jun. 24, 2021 CAD ($)	May 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Apr. 29, 2021 USD ($) shares	Apr. 27, 2021 CAD ($) shares	Apr. 19, 2021 USD ($) shares	Apr. 15, 2021 USD ($) shares	Apr. 12, 2021 USD ($) $ / shares shares	Mar. 31, 2021 $ / shares shares	Mar. 30, 2021 USD ($) shares	Mar. 02, 2021	Feb. 08, 2021 USD ($) shares	Jul. 14, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Apr. 15, 2021 shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Jun. 24, 2021 $ / shares	Apr. 27, 2021 $ / shares	Apr. 27, 2021 CAD ($)
Option granted during period | shares																						705,000
Exercise price per share | $ / shares																						$ 2
Number of stock issued for services | shares													10,465
Common stock issued for service													$ 24,697					$ 96,247			$ 189,000	$ 397,042
Payments to acquire businesses net of cash acquired																						260,667
Stock issued during period, value																		$ 10,000			$ 10,000	$ 32,000
Common stock, par value | $ / shares												$ 0.0001						$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Revenue																		$ 2,485,891	$ 4,571,614		$ 14,111,368	$ 23,829,463
Proceeds from common stock offering																					$ 10,000	$ 22,000
Conversion of stock | shares																					500	500
Investor Relations Consulting Agreement [Member]
Number of stock issued for services | shares															25,000			5,000
Common stock issued for service															$ 25,250			$ 11,800
Subsequent Event [Member]
Issuance of common stock, shares | shares								987,741				5,000	10,465		25,000					83,721
Common stock, par value | $ / shares																								$ 2.30
Debt instrument, description														The Company may apply for forgiveness after August 17, 2021 and may be required to make monthly payments of approximately $8,500 beginning June 2, 2022.
Interest rate														1.00%
Subsequent Event [Member] | Unsecured Promissory Notes [Member]
Debt face amount		$ 100,000
Interest rate		10.00%
Debt instrument maturity date		Sep. 30, 2021
Subsequent Event [Member] | CAD [Member]
Debt face amount																									$ 200,000
Stock issued during period, value								$ 2,800,000
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Common stock, par value | $ / shares																							$ 2.30
Subsequent Event [Member] | Stock Purchase Agreement [Member] | CAD [Member]
Payments to acquire businesses net of cash acquired				$ 5,000,000				4,000,000
Stock issued during period, value				$ 1,000,000
Subsequent Event [Member] | Taste of BC Aquafarms Inc [Member] | CAD [Member]
Payments to acquire businesses net of cash acquired								$ 1,000,000
Subsequent Event [Member] | Investor Relations Consulting Agreement [Member]
Number of stock issued for services | shares					5,000	5,000
Common stock issued for service					$ 31,500	$ 28,500
Subsequent Event [Member] | Consulting Agreement [Member] | Investor [Member]
Number of stock issued for services | shares			5,000
Common stock issued for service			$ 36,250
Subsequent Event [Member] | Consulting Agreement [Member] | Designee [Member]
Number of stock issued for services | shares			10,465
Common stock issued for service			$ 75,871
Subsequent Event [Member] | Coastal Pride Company, Inc [Member]
Stock isssued during the period for debt, shares | shares										16,460
Stock isssued during the period for debt										$ 39,504
Subsequent Event [Member] | Taste of BC Aquafarms Inc [Member] | Stock Purchase Agreement [Member]
Debt instrument, description				All of the shares received by the Sellers are subject to a leak-out restriction commencing on the date of issuance, as follows: (i) up to 25% may be sold after 12 months; (ii) up to 50% may be sold after 18 months; (iii) up to 75% may be sold after 24 months; and (iv) up to 100% may be sold after 30 months.
Subsequent Event [Member] | Kenar Overseas Corp [Member]
Stock isssued during the period for debt, shares | shares							105,757
Stock isssued during the period for debt							$ 227,378
Repayment of debt	$ 918,539
Subsequent Event [Member] | Director [Member]
Option granted during period | shares											100,000
Exercise price per share | $ / shares											$ 2.00
Number of stock issued for services | shares											100,000
Common stock issued for service											$ 25,000
Subsequent Event [Member] | Designee [Member]
Number of stock issued for services | shares									12,500
Common stock issued for service									$ 25,000
Subsequent Event [Member] | Accredited Investors [Member] | Subscription Agreements [Member] | Private Offerings [Member]
Exercise price per share | $ / shares																$ 2.00
Issuance of common stock, shares | shares																1,500,000
Shares issue price | $ / shares																$ 2.00
Proceeds from common stock offering																$ 3,000,000
Subsequent Event [Member] | Series A Preferred Stockholders [Member]
Issuance of common stock, shares | shares			706,500
Common stock dividend